CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2022	2021
Partnership Capital	$25,554	$26,391
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(15,320)	(15,658)
Deficit	3,422	2,520
Accumulated other comprehensive income	(817)	(543)
Ownership changes	(558)	(515)
Invested Capital	$12,281	$12,195
The following table presents the change in Invested Capital during year ended December 31, 2022 and 2021:

	For the year ended December 31,
US$ MILLIONS	2022	2021
Opening balance	$12,195	$9,213
Net (redemption) issuance of preferred units	(220)	8
Issuance of perpetual subordinated notes	293	—
Issuance of limited partnership and redeemable partnership units, net of redemptions	13	945
Issuance of BIPC exchangeable shares	—	1,770
Issuance of BIPC exchangeable LP Units	—	259
Ending balance	$12,281	$12,195
Weighted Average Invested Capital(1)	$12,270	$10,076
(1)     For the purposes of calculating Weighted Average Invested Capital for the year ended December 31, 2022, redemption of preferred units and issuance of perpetual subordinated notes of $220 million and $293 million, respectively, were assumed to have been completed concurrently in January of 2022.